Share based compensation	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Share based compensation
Share based compensation

15.Share based compensation

During the period ended January 31, 2024, $177,471 (Period ended January 31, 2023 - $243,963) was recognized for options and restricted stock units (“RSU’s”) granted by Psyence Group under professional fees and consulting expenses and general and administrative expenses on the condensed carve-out consolidated interim statements of net loss and comprehensive loss.

The allocation of share based compensation expense was comprised of a total of 0 (year ended March 31, 2022 – 2,558,401) options granted by Psyence Group during the period ended January 31, 2024 with a weighted average fair value of $0.00 (period ended January 31, 2023 - $0.07) and a total of 0 (period ended January 31, 2023 - 3,528,750) RSUs granted by Psyence Group during the period ended January 31, 2024.

This share-based compensation relates only to the historic carve out pre-combination period and does not relate to options or RSUs in the Company. No share options or RSUs have been issued by the Company post transaction and listing date.

10.Share based compensation

During the year ended March 31, 2023 $292,756 (Year ended March 31, 2022 – $414,574) was recognized for options and restricted stock units (“RSU’s”) granted by Psyence Group under professional fees and consulting expenses and general and administrative expenses on the carve-out consolidated statements of net loss and comprehensive loss.

The allocation of share based compensation expense to the Company was comprised of a total of 2,558,401 (year ended March 31, 2022 – 1,350,000) options granted by Psyence Group during the year ended March 31, 2023 with a weighted average fair value of $0.09 (year ended March 31, 2022 – $0.19) and a total of 3,528,750 (year ended March 31, 2022 – 735,387) RSUs granted by Psyence Group during the year ended March 31, 2023 with a weighted average fair value of $0.12 (year ended March 31, 2022 – $0.16).

Options and RSUs granted were subject to various time-based vesting terms. This allocation was based on services received from consultants and employees who were granted options in Psyence Group.

The fair value of the RSU’s was based on the Company’s share price at the date of grant.

The fair value of the options was determined at the grant date based on the Black Scholes pricing model, using the following weighted average assumptions:

	Options granted during year	Options granted during year
	ended March 31, 2023	ended March 31, 2022
Numbers issued	2,558,401	1,350,000
Share price	$0.09 – $0.14	$0.26
Expected dividend yield	Nil	Nil
Exercise price	$0.14 – $0.20	$0.30
Risk-free interest rate	2.78% – 3.49%	0.96%
Expected life	3.00 – 5.00	5.00
Expected volatility	100%	100%